Term loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Term loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Balance beginning	R 130,328	R 363,918
Changes from financing cash flows	800,857	(276,232)
Proceeds from borrowings	857,367
Repayment of borrowings	(9,759)	(217,815)
Payment of lease liabilities	(46,751)	(58,417)
The effect of changes in foreign exchange rates	27,368	2,141
Other changes	48,038	40,501
Interest paid		(9,323)
Interest paid	(7,254)
New leases	45,990	32,993
Interest expense	9,302	16,831
Balance ending	1,006,591	130,328
Loans from related parties [Member]
Term loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Balance beginning	8,362	7,716
Changes from financing cash flows	855,855
Proceeds from borrowings	857,367
Repayment of borrowings	(1,512)
Payment of lease liabilities
The effect of changes in foreign exchange rates	25,712	646
Other changes	2,048
Interest paid
Interest paid
New leases
Interest expense	2,048
Balance ending	891,977	8,362
Other loans and borrowings [Member]
Term loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Balance beginning	22,969	239,290
Changes from financing cash flows	(8,247)	(217,815)
Proceeds from borrowings
Repayment of borrowings	(8,247)	(217,815)
Payment of lease liabilities
The effect of changes in foreign exchange rates	1,208	1,494
Other changes
Interest paid		(9,323)
Interest paid	(1,666)
New leases
Interest expense	1,666	9,323
Balance ending	15,930	22,969
Lease liabilities [member]
Term loans (Details) - Schedule of reconciliation of movement of liabilities to cash flows arising from financing activities [Line Items]
Balance beginning	98,997	116,912
Changes from financing cash flows	(46,751)	(58,417)
Proceeds from borrowings
Repayment of borrowings
Payment of lease liabilities	(46,751)	(58,417)
The effect of changes in foreign exchange rates	448	1
Other changes	45,990	40,501
Interest paid	(5,588)
New leases	45,990	32,993
Interest expense	5,588	7,508
Balance ending	R 98,684	R 98,997